Trade accounts receivable - Development of allowance for doubtful accounts (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Development of Allowance For Doubtful Accounts
Change in valuation allowances as recorded in the consolidated statements of income	€ 19,111,790.27	€ 549,631,000	€ 430,974,000
Write-offs and recoveries of amounts previously written-off	378,201,431.89	501,229,000	391,827,000
Foreign currency translation	€ 2,213,309.44	€ (55,972,000)	€ 15,473,000